Investment Property - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [abstract]
Investment property	₩ 0	₩ 0	₩ 15,071